CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Cash Flow from Operating Activities:
Net loss	$ (128,710)	$ (76,491)	$ (205,201)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on marketable securities held in Trust Account	(24,384)	(12,941)	(37,325)
Unrealized loss on marketable securities held in Trust Account	(2,855)	1,909	(946)
Deferred tax benefit		(401)	198
Changes in operating assets and liabilities
Prepaid expenses and other current assets		(164,218)	(115,902)
Accounts payable and accrued expenses		32,932	60,687
Net cash used in operating activities		(219,210)	(298,489)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(100,000,000)	(100,000,000)
Net cash used in investing activities		(100,000,000)	(100,000,000)
Cash Flow from Financing Activities:
Proceeds from initial stockholders		25,000	25,000
Proceeds from sale of Units, net of underwriting discounts paid		98,000,000	98,000,000
Proceeds from sale of Private Warrants		3,250,000	3,250,000
Proceeds from issuance of Representative Shares		15	15
Proceeds from promissory note - related party		97,525	97,525
Repayment of promissory note - related party		(97,525)	(97,525)
Payment of deferred offering costs		(456,726)	(456,726)
Net cash provided in financing activities		100,818,289	100,818,289
Net change in cash		599,079	519,800
Cash - Beginning, March 5, 2020 (inception)	599,079
Cash - Ending	$ 519,800	599,079	519,800
Non-Cash Investing and Financing Activities:
Initial classification of common stock subject to possible redemption		95,817,950	95,817,950
Change in value of common stock subject to possible redemption		$ (76,160)	$ (204,866)